                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06515

                      Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

                522 Fifth Avenue, New York, New York        10036
              (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 10/31

Date of reporting period: 7/1/08 - 6/30/09
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06515
Reporting Period: 07/01/2008 - 06/30/2009
Morgan Stanley Flexible Income Trust









===================== MORGAN STANLEY FLEXIBLE INCOME TRUST =====================


VIATEL HOLDING (BERMUDA) LIMITED

Ticker:       VIAHF          Security ID:  G93447111
Meeting Date: DEC 12, 2008   Meeting Type: Annual
Record Date:  NOV 7, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     THE AUDITORS REPORT AND FINANCIAL       For       For          Management
      STATEMENTS FOR THE YEAR ENDED 31
      DECEMBER 2007 BE AND ARE HEREBY
      RECEIVED.
2     RATIFY AUDITORS                         For       For          Management
3     THE BOARD OF DIRECTORS BE AND ARE       For       For          Management
      HEREBY AUTHORIZED TO DETERMINE THE
      REMUNERATION OF THE AUDITORS TO THE
      COMPANY.
4     DIDIER DELEPINE BE AND IS HEREBY        For       For          Management
      ELECTED AS A DIRECTOR OF THE COMPANY
5     THOMAS DOSTER BE AND IS HEREBY ELECTED  For       Abstain      Management
      AS A DIRECTOR OF THE COMPANY
6     LUCY WOODS BE AND IS HEREBY ELECTED AS  For       Abstain      Management
      A DIRECTOR OF THE COMPANY


--------------------------------------------------------------------------------

XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106
Meeting Date: JUN 16, 2009   Meeting Type: Annual
Record Date:  APR 21, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carl C. Icahn            For       Withhold     Management
1.2   Elect Director Carl J. Grivner          For       For          Management
1.3   Elect Director David S. Schechter       For       For          Management
1.4   Elect Director Adam Dell                For       For          Management
1.5   Elect Director Fredrik C. Gradin        For       For          Management
1.6   Elect Director Vincent J. Intrieri      For       Withhold     Management
1.7   Elect Director Robert L. Knauss         For       Withhold     Management
1.8   Elect Director Keith Meister            For       Withhold     Management

========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Flexible Income Trust

By (Signature and Title)*


                                        /s/ Randy Takian
                                        ----------------------------------------
                                        Randy Takian
                                        President and Principal Executive
                                        Officer - Office of the Funds

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.